UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CLAIRVOYANCE CAPITAL ADVISORS INC.
Address:          8F, No. 136 Nanjing East Road Section 3
                  Taipei City, Taiwan, 104
                  R.O.C.


Form 13F File Number: 028-13325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert Wong
Title:            Authorized Signatory
Phone:            (212) 792-4399

Signature, Place, and Date of Signing:

    /s/ Robert Wong        New York, New York     February 17, 2009
-----------------------  -----------------------  -----------------
      [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     $132,427 (thousands)


List of Other Included Managers:

None



FORM 13F INFORMATION TABLE                     Name of Reporting Manager:        Clairvoyance Capital Advisors Inc.
For Quarter Ended: 12/31/08

                                                                    SHARES/
                                TITLE OF                     VALUE   PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)  AMT       PRN  CALL DISCRETN MANAGERS   SOLE     SHARED    NONE
--------------                  --------         ------    -------- --------  ---- ---- -------- --------    ----      ------   ----
VANCEINFO TECHNOLOGIES INC      ADR              921564100       61     12,840 SH        SOLE                  12,840    0       0
APPLE INC                       COM              037833100   58,226    682,200 SH   CALL SOLE                 682,200    0       0
SATYAM COMPUTER SERVICES LTD    ADR              804098101    1,456    161,100 SH        SOLE                 161,100    0       0
ENERGY CONVERSION DEVICES IN    COM              292659109    8,824    350,000 SH        SOLE                 350,000    0       0
BAIDU COM INC                   SPON ADR REP A   056752108   11,138     85,300 SH        SOLE                  85,300    0       0
SUNPOWER CORP                   COM CL A         867652109   14,060    380,000 SH        SOLE                 380,000    0       0
POWERSHARES QQQ TRUST           UNIT SER 1       73935A104   38,662  1,300,000 SH        SOLE               1,300,000    0       0
